NVEST BALANCED FUND
                            NVEST CAPITAL GROWTH FUND
                             NVEST HIGH INCOME FUND

     Supplement dated May 31, 2000 to Nvest Stock Funds and Nvest Bond Funds
                       Class ABC and Class Y Prospectuses
                             Each dated May 1, 2000

NVEST BALANCED FUND
Effective May 12, Jeff Wardlow is the sole portfolio manager for the Value Component of the Equity Segment of the Fund.

Effective May 22, Kurt L. Wagner will co-manage the Fixed Income Segment of the Fund with John Hyll. Accordingly, the section of the Prospectus entitled "Meet the Funds' Portfolio Managers" is updated as follows:

KURT L. WAGNER
Kurt Wagner has co-managed the fixed-income portion of BALANCED FUND since May 2000. Mr. Wagner is Vice President and Portfolio Manager of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1994. Mr. Wagner is also a Chartered Financial Analyst and Chartered Investment
Counselor. He has an M.B.A. from the University of Chicago, a B.A. from Haverford College and 22 years of investment experience.

NVEST CAPITAL GROWTH FUND
Nvest Capital Growth Fund Class Y is not offered at this time.

NVEST HIGH INCOME FUND
Effective May 22, Michael Millhouse and Curt Mitchell replace Gary Goodenough as portfolio managers of the Fund.

Accordingly, Mr. Goodenough's biographical information in the section of the Prospectuses entitled "Meet the Funds' Portfolio Managers" is replaced with the following:

MICHAEL J. MILLHOUSE
Michael Millhouse has co-managed HIGH INCOME FUND since May 2000. Mr. Millhouse is Executive Vice President, Chief Investment Officer and Director of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1992. Mr. Millhouse is also a Chartered Financial Analyst and Chartered Investment Counselor. He received a B.S. and an M.B.A. from Indiana University and has 23 years of investment experience.

CURT A. MITCHELL
Curt Mitchell has co-managed HIGH INCOME FUND since May 2000. Mr. Mitchell is Vice President, Portfolio Manager and Manager of Fixed Income Trading of Loomis Sayles. He began his investment career in 1986 and has been at Loomis Sayles since 1995. Prior to joining Loomis Sayles, he was a Fixed Income Portfolio Manager with Firstar Investment Research & Management Company. Mr. Mitchell is also a Chartered Financial Analyst and Chartered Investment Counselor. He has an M.B.A. from the University of Illinois, a B.S. from Illinois Wesleyan University and 14 years of investment experience.